RESULT FROM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
RESULT FROM INVESTMENTS
RESULT FROM INVESTMENTS
Result from investments of €3,522 thousand, €2,665 thousand and €2,437 thousand in 2019, 2018 and 2017, respectively, related to the Group’s proportionate share of the net profit of Ferrari Financial Services GmbH (“FFS GmbH”) for the relevant year.